Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss	$ (9,139,000)	$ (5,039,000)	$ (6,965,000)	$ (4,435,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	54,000	41,000	57,000	40,000
Change in fair value of warrant liability			0	(14,000)
Stock-based compensation	1,492,000	209,000	255,000	40,000
Stock issuance for services	259,000	35,000	49,000	19,000
Amortization of deferred financing costs			0	44,000
Amortization of debt discount			0	19,000
Changes in operating assets and liabilities:
Accounts receivable	(51,000)	(892,000)	(866,000)	2,000
Inventories	(2,106,000)	135,000	54,000	(1,364,000)
Other current assets	(49,000)	47,000	(23,000)	(37,000)
Accounts payable	1,197,000	261,000	51,000	(159,000)
Accrued expenses	321,000	3,000	214,000	30,000
Accrued interest	980,000	535,000	692,000	133,000
Customer deposits	(13,000)	(14,000)	(18,000)	(16,000)
Net cash used in operating activities	(7,055,000)	(4,679,000)	(6,500,000)	(5,698,000)
Cash flows from investing activities
Purchases of equipment	(144,000)	(59,000)	(85,000)	(53,000)
Net cash used in investing activities	(144,000)	(59,000)	(85,000)	(53,000)
Cash flows from financing activities:
Repayment of line of credit			0	(215,000)
Proceeds from the sale of common stock	4,393,000	200,000	3,975,000	1,075,000
Repayment of line of credit - related party debt	(2,500,000)	0
Borrowings from line of credit - related party	3,500,000	4,545,000	5,195,000	4,385,000
Borrowings from convertible promissory note - related party			0	500,000
Net cash provided by financing activities	5,393,000	4,745,000	9,170,000	5,745,000
Net change in cash	(1,806,000)	7,000	2,585,000	(6,000)
Cash, beginning of period	2,706,000	121,000	121,000	127,000
Cash, end of period	900,000	128,000	2,706,000	121,000
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Conversion of related party debt to equity			0	400,000
Fair value of warrants exchanged for common stock			0	10,000
Stock issuance for services	259,000	35,000	$ 49,000	$ 19,000
Common stock issued for conversion of related party debt	8,475,000	0
Common stock issued for conversion of accrued interest	1,610,000	0
Equipment purchase through capital lease	$ 65,000	$ 0